General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General and administrative expenses [Abstract]
Disclosure of general and administrative expense [text block]
09 –
General and administrative expenses
in € m.	2024	2023	2022
General and administrative expenses:
Information Technology	3,610	3,755	3,680
Occupancy, furniture and equipment expenses	1,624	1,478	1,429
Regulatory, Tax & Insurance[1]	1,028	1,399	1,285
Professional services	763	899	858
Banking Services and outsourced operations	964	964	881
Market Data and Research Services	400	374	378
Travel expenses	153	143	110
Marketing expenses	149	203	165
Other expenses[2]	2,552	899	943
Total general and administrative expenses	11,243	10,112	9,728

[1] Includes bank levy of € 172 million in 2024, € 528 million in 2023 and € 762 million in 2022
[2] Includes litigation related expenses of € 2.0 billion in 2024 and € 311 million in 2023 and € 413 million in 2022; see Note 27 “Provisions”, for more details on litigation